SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN
22.	SHARE-BASED COMPENSATION PLAN

For the year ended December 31, 2021, the Company has 3 (three) share-based, long-term compensation plans, (i) Phantom stock option plan (“PS”) and (ii) Share Appreciation Rights (“SAR”), both settled in local currency and (iii) restricted shares, settled in shares.

The characteristics and measurement method of such each plan are disclosed below.

22.1.	Long term compensation plans (“PS and SAR”)

Certain executives and key members of the Management have a long-term compensation plan linked to the share price with payment in cash.

Throughout 2020, the Company granted the SAR and PLUS (Share Appreciation Rights) (“SAR”) plans of phantom stock options. In this plan,

In the PS plan, the beneficiary does not make any investment and in the SAR plan, the beneficiaries should invest 5% of the total amount corresponding to the number of options of phantom shares at the grant date and 20% after 3 (three) years to acquire the option. The Company also granted long-term incentive plans to its key members as part of its retention policy.

The vesting period of options may vary from 3 (three) to 5 (five) years, as of the grant date, in accordance with the characteristics of each plan.

The price of the share is calculated based on the average share quote of the 90 previous trading sessions starting from the closing quote on the last business day of the month prior to the month of the grant. The installments of these programs will be adjusted by the variation in the price of the SUZB3 at B3, between the granting and the payment period. On dates when the SUZB3 shares is not traded, the quote of the previous trading session will be considered.

The phantom share options will only be due if the beneficiary is an employee of the Company on the payment date. In case of termination of the employment by initiative of the Company or by initiative of the beneficiary, before the vesting period is completed, the executive will not be entitled to receive all benefits, unless otherwise established in the agreements.

The rollforward is set forth below:

	December 31,	December 31,	December 31,
	2021	2019	2018

	Number of shares
Beginning balance	5,772,356	5,996,437	5,045,357
Granted during of the year	1,906,343	1,770,384	2,413,038
Exercised (1)	(1,860,334)	(1,789,413)	(827,065)
Exercised due to resignation (1)	(86,196)	(21,253)	(106,983)
Abandoned / prescribed due to resignation	(316,415)	(183,799)	(527,910)
Ending balance	5,415,754	5,772,356	5,996,437
1)	The average price for share options exercised and exercised due to termination of employment, for the year ended December 31, 2021 was R$60,30 (sixty Brazilian Reais and thirty cents) ((R$43.14 (forty-three Brazilian Reais and fourteen cents) as of December 31, 2020).

On December 31, 2021, the consolidated outstanding phantom shares option plans are as set forth below:

December 31, 2021
					Quantity of
			Fair value on		outstanding options
Plan	Grant date	Exercise date	grant date (1)		granted
SAR 2017	04/03/2017	04/03/2022	R$	13.30	7,405
ILP 2017 - 60	04/03/2017	04/03/2022	R$	13.30	304,512
Diferral 2017	03/01/2018	03/01/2022	R$	19.88	154,242
SAR 2018	04/02/2018	04/02/2023	R$	21.45	36,231
ILP 2019 - 36	03/01/2019	03/01/2024	R$	41.10	470,000
Diferral 2018	03/01/2019	03/01/2022	R$	41.10	82,725
Diferral 2018	03/01/2019	03/01/2023	R$	41.10	82,725
ILP 2019 - 36 H	03/25/2019	03/25/2024	R$	42.19	7,500
ILP 2019 - 48 H	03/25/2019	03/25/2024	R$	42.19	7,500
ILP 2019 - 36 Apr	04/01/2019	04/01/2024	R$	42.81	20,000
SAR 2019	04/01/2019	04/01/2024	R$	42.81	669,656
PLUS 2019	04/01/2019	04/01/2024	R$	42.81	15,572
ILP 2019 - 36 Oct	10/01/2019	10/01/2022	R$	31.75	19,500
ILP 2019 - 48 Oct	10/01/2019	10/01/2023	R$	31.75	11,700
ILP 2020 - 36 Apr	04/01/2020	04/01/2023	R$	38.50	82,666
ILP 2020 - 24 Apr	04/01/2020	04/01/2022	R$	38.50	21,250
SAR 2020	04/01/2020	04/01/2025	R$	38.50	666,828
ILP 2020- 48 Condition A	05/01/2020	04/30/2024	R$	38.34	595,000
ILP 2020- 48 Condition B	05/01/2020	04/30/2024	R$	38.34	127,500
ILP 2020- 48 Condition C	05/01/2020	04/30/2024	R$	38.34	127,500
ILP - Retention 2020 - 36 Oct	10/01/2020	10/01/2023	R$	38.79	31,792
ILP Retention 2020 - Bond premium and offer	10/01/2020	10/01/2023	R$	43.14	4,581
ILP Hiring/Retention Bonus 2020 - 36 Oct	10/01/2020	10/01/2023	R$	43.14	6,954
Deferral 2020	03/01/2021	03/01/2024	R$	57.88	292,428
Deferral 2020	03/01/2021	03/01/2025	R$	57.88	292,428
ILP 2021 - 24	03/01/2021	03/01/2023	R$	56.10	6,000
ILP 2021 - 36	03/01/2021	03/01/2024	R$	56.10	6,000
ILP 2021 - 36 Apr	04/01/2021	04/01/2024	R$	64.12	260,000
ILP 2021 - 48 Apr	04/01/2021	04/01/2025	R$	64.12	210,000
ILP 2021 - 12 May	05/01/2021	05/01/2022	R$	67.91	750
ILP 2021 - 24 May	05/01/2021	05/01/2023	R$	67.91	625
ILP 2021 - 36 May	05/01/2021	05/01/2024	R$	67.91	1,125
SAR 2021	04/01/2021	04/01/2026	R$	64.12	758,660
ILP Retention 2021 - Jul	07/01/2021	07/01/2024	R$	67.72	8,130
ILP Retention 2021 - Aug	08/01/2021	08/01/2024	R$	63.73	3,789
ILP - Retention 2021 - 36 Oct	10/01/2021	10/01/2024	R$	58.05	2,412
ILP 2021 - Apr 23/24	12/16/2021	04/03/2023	R$	54.81	10,034
ILP 2021 - Apr 23/24	12/16/2021	04/01/2024	R$	54.81	10,034
					5,415,754
(1)	Amounts expressed in Reais.

22.2	Restricted shares plan

The Company also offers a Restricted Shares plan based on the Company's performance (Program Restricted Shares). The plan associates the quantity of restricted shares granted to the Company's performance, which in 2021 was in relation to the operating cash generation target and ESG. The quantity of the restricted stock granted is defined in financial terms and is subsequently converted into shares based on the last 60 (sixty) stock exchange trading days on December 31, 2021 of SUZB3 at B3.

After measurement of the target, that occurs 12 months after the execution of the contract, the restricted shares will be granted immediately (conditioned to the achievement of the established goals), as they not have to comply to the vesting period. However, the beneficiaries of the grant must comply to the lockup period of thirty-six (36) months during which they will not be able to market the shares.

In the event that the beneficiaries leave the Company before the end of the fiscal year for the measurement of operating cash generation, they will lose the right to the grant of restricted share.

The position is set forth below:

	Date of the
	execution of		Price on		Shares	Restricted year for
Program	the contract	Grant date	grant date		Granted	transfer of shares
2018	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022
2019	01/02/2020	01/02/2021	R$	51.70	106,601	01/02/2024
2021	01/02/2021	01/02/2022	R$	53.81	90,005	01/02/2025

22.3	Measurement assumptions

In the case of the phantom shares plan, since the settlement is in cash, the fair value of options is remeasured at the end of each period based on the Monte Carlo Method (“MMC”), which is multiplied by the Total Shareholder Return (“TSR”) in the period which varies between 75% and 125%, depending on the performance of SUZB3 in relation to its peers in Brazil.

The restricted stock plan considers the following assumptions:

(i)	the expectation of volatility was calculated for each exercise date, considering the remaining time to complete the vesting year, as well as the historical volatility of returns, using the GARCH model for calculating volatility;
(ii)	the expectation of average life of phantom stocks and stock options was defined by the remaining term until the limit exercise date;
(iii)	the expectation of dividends was defined based on historical earnings per share of the Suzano; and
(iv)	risk-free weighted average interest rate used was the Brazilian Reais yield curve (DI expectation) observed on the open market, which is the best comparison basis with the Brazilian market risk-free interest rates. The rate used for each exercise date changes according to the vesting year.

The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and Equity		Statement of income and Equity
	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2019
Non-current liabilities
Provision for phantom stock plan	166,998	195,135	(94,897)	(151,985)	(46,389)
Equity
Stock option granted	15,455	10,612	(4,843)	(4,633)	(879)
Total general and administrative expenses from share-based transactions			(99,740)	(156,618)	(47,268)